Segment Information	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 16 — SEGMENT INFORMATION

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue	197,564	172,156	250,997
Cost of sales	167,143	163,286	243,913

Selling expenses
-Payroll and welfare expenses	2,580	2,168	2,196
-Entertainment expenses	771	1,034	301
-Other	4,022	3,154	4,531

General and administrative expenses
-Payroll and welfare expenses	7,950	6,001	5,317
-Professional service expenses	8,025	4,055	8,700
-Share based compensation expenses	63,656	8,892	111,034
-Research and development expenses	16,689	21,132	9,457
-Other	8,866	631	3,083

Other (income)/expenses, net	(4,533)	(8,057)	527,088

Interest expenses	6,149	3,617	3,927

Income tax benefits	(171)	(171)	(59)

Net loss	(83,583)	(33,586)	(668,491)

The Company’s sales breakdown based on location of customers is as follows:

	Year ended March 31,
	2024	2025
	RMB	RMB
Mainland China	106,216	187,842
Hong Kong	-	36,482
Africa	21,478	11,278
The United States	15,415	3,772
Mexico	8,465	-
South America	14,431	-
Others	6,151	11,623
Total	172,156	250,997

The location of the Company’s long-lived assets is as follows:

	As of March 31,
	2024	2025
	RMB	RMB
PRC	70,429	44,369
Mexico	3	-
Total	70,432	44,369

Pursuant to ASC 280-10-50-41, the other non-current assets of RMB0.2 million and RMB nil, and the intangible assets, net of RMB0.7 million and RMB nil were excluded from long-lived assets as of March 31, 2024 and 2025 respectively.